Cat Financial Financing Activities (Details 2) (USD $) In Millions	Dec. 31, 2010
Contractual maturities of outstanding finance receivables
2011	$ 8,728
2012	4,806
2013	3,124
2014	1,818
2015	890
Thereafter	913
Total amounts due	20,279
Guaranteed Residual value	497
Unguaranteed Residual value	503
Less: Unearned income	(1,356)
Total	19,923
Retail Installment Contracts
Contractual maturities of outstanding finance receivables
2011	2,126
2012	1,384
2013	841
2014	445
2015	146
Thereafter	30
Total amounts due	4,972
Less: Unearned income	(430)
Total	4,542
Retail Finance Leases
Contractual maturities of outstanding finance receivables
2011	3,053
2012	1,968
2013	1,061
2014	462
2015	173
Thereafter	149
Total amounts due	6,866
Guaranteed Residual value	497
Unguaranteed Residual value	503
Less: Unearned income	(756)
Total	7,110
Retail Notes
Contractual maturities of outstanding finance receivables
2011	3,549
2012	1,454
2013	1,222
2014	911
2015	571
Thereafter	734
Total amounts due	8,441
Less: Unearned income	(170)
Total	$ 8,271